Policyholder liabilities and unallocated surplus - Liabilities by operating segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Insurance contracts
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	$ 147,546	$ 138,587
Hong Kong
Insurance contracts
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	79,363	73,338
Indonesia
Insurance contracts
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	4,257	4,617
Malaysia
Insurance contracts
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	8,660	8,756
Singapore
Insurance contracts
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	34,361	32,264
Growth markets and other
Insurance contracts
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	$ 20,905	$ 19,612